Property, Plant and Equipment (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		$ 726,617
Balance Ending		477,697	$ 726,617
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		773,119	688,650
Additions		47,072	140,869
Changes in closure provision estimate		3,246	(10,121)
Disposals		(1,084)	(9,893)
Foreign exchange rate differences		14,787	(28,919)
Transfers and other movements		0	(7,467)	[1]
Balance Ending		837,140	773,119
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(46,502)	(6,577)
Depreciation charge for the year		(38,597)	(33,777)
Impairment charge for the year	[2]	(271,310)	(7,266)
Disposals		509	72
Foreign exchange rate differences		(3,543)	1,046
Transfers and other movements		0	0
Balance Ending		(359,443)	(46,502)
Land and Buildings [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		47,312
Balance Ending		24,792	47,312
Land and Buildings [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		48,631	6,215
Additions		0	0
Changes in closure provision estimate		0	0
Disposals		0	0
Foreign exchange rate differences		247	(611)
Transfers and other movements		6,528	43,027	[1]
Balance Ending		55,406	48,631
Land and Buildings [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(1,319)	(406)
Depreciation charge for the year		(3,721)	(921)
Impairment charge for the year	[2]	(25,287)	0
Disposals		0	0
Foreign exchange rate differences		(287)	8
Transfers and other movements		0	0
Balance Ending		(30,614)	(1,319)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		320,882
Balance Ending		143,868	320,882
Plant and Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		355,931	322,193
Additions		0	1,963
Changes in closure provision estimate		3,246	(10,121)
Disposals		0	(93)
Foreign exchange rate differences		6,341	(8,488)
Transfers and other movements		7,121	49,477	[1]
Balance Ending		371,639	355,931
Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(34,049)	(5,005)
Depreciation charge for the year		(27,711)	(29,976)
Impairment charge for the year	[2]	(164,815)	0
Disposals		0	72
Foreign exchange rate differences		(1,196)	860
Transfers and other movements		0	0
Balance Ending		(227,771)	(34,049)
Mine Properties [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		253,029
Balance Ending		182,191	253,029
Mine Properties [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		256,932	230,126
Additions		65	0
Changes in closure provision estimate		0	0
Disposals		0	0
Foreign exchange rate differences		5,985	(4,057)
Transfers and other movements		10	30,863	[1]
Balance Ending		262,992	256,932
Mine Properties [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(3,903)	(1,166)
Depreciation charge for the year		(7,165)	(2,880)
Impairment charge for the year	[2]	(67,815)	0
Disposals		0	0
Foreign exchange rate differences		(1,918)	143
Transfers and other movements		0	0
Balance Ending		(80,801)	(3,903)
Capital Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		28,138
Balance Ending		22,577	28,138
Capital Works in Progress [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		28,138	158
Additions		19,662	105,565
Changes in closure provision estimate		0	0
Disposals		(575)	(4,991)
Foreign exchange rate differences		984	(8,518)
Transfers and other movements		(12,115)	(64,076)	[1]
Balance Ending		36,094	28,138
Capital Works in Progress [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		0	0
Depreciation charge for the year		0	0
Impairment charge for the year	[2]	(13,393)	0
Disposals		0	0
Foreign exchange rate differences		(124)	0
Transfers and other movements		0	0
Balance Ending		(13,517)	0
Exploration and Evaluation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		77,256
Balance Ending		104,269	77,256
Exploration and Evaluation [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		84,487	129,958
Additions		27,345	33,341
Changes in closure provision estimate		0	0
Disposals		(509)	(4,809)
Foreign exchange rate differences		1,230	(7,245)
Transfers and other movements		(1,544)	(66,758)	[1]
Balance Ending		111,009	84,487
Exploration and Evaluation [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(7,231)	0
Depreciation charge for the year		0	0
Impairment charge for the year	[2]	0	(7,266)
Disposals		509	0
Foreign exchange rate differences		(18)	35
Transfers and other movements		0	0
Balance Ending		$ (6,740)	$ (7,231)

[1]	The credit balance of $7.5 million relates to the reclassification of amounts previously recognised as deferred income.
[2]	Refer to Note 14 for further details on impairment of non-financial assets.